Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Agency customer	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Significant Accounting Policies
Cash, cash equivalents and short-term investments	$ 3,225,670	$ 3,171,196
Percentage Of Cash And Cash Equivalents Held Financial Institution	35.00%
Percentage Of Short Term Investments Held Financial Institution	25.00%
Accounts receivable	$ 440,768	502,443
Current liabilities denominated in RMB	1,797,345	1,219,938
Cash Cash Equivalents And Short Term Investments | Concentration of credit risk | China
Significant Accounting Policies
Cash, cash equivalents and short-term investments	2,600,000	2,500,000
Cash Cash Equivalents And Short Term Investments | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Cash, cash equivalents and short-term investments	$ 1,878,900	$ 1,816,800
Percentage of benchmark derived from specified source	58.00%	57.00%
Consolidated net revenues benchmark | Customer concentration risk
Significant Accounting Policies
Other customers or advertising agencies accounting for 10% or more of the Group's revenues | customer	0
Consolidated net revenues benchmark | Customer concentration risk | Alibaba
Significant Accounting Policies
Percentage of benchmark derived from specified source	6.00%	6.00%	6.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Significant Accounting Policies
Percentage of benchmark derived from specified source	14.00%	15.00%
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Accounts receivable	$ 440,800	$ 502,400
Current liabilities | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Percentage of benchmark derived from specified source	54.00%	80.00%
Current liabilities denominated in RMB	$ 964,700	$ 971,600
Current liabilities | Concentration of foreign currency risks | RMB | Convertible notes
Significant Accounting Policies
Current liabilities denominated in RMB	$ 800,000
Advertising and marketing revenues | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Significant Accounting Policies
Percentage of benchmark derived from specified source	37.00%	42.00%	35.00%
Number of advertising agencies | Agency	10